Borrowings, Bank Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Facility	Dec. 31, 2023 USD ($) Facility	Jul. 11, 2024 USD ($)	Nov. 14, 2023 USD ($)	Aug. 30, 2023 USD ($)	Jul. 18, 2022 USD ($)
Bank Borrowings [Abstract]
Outstanding amount	$ 1,122,249	$ 1,292,351
Credit facilities margin	6.80%	6.70%
Credit Facility [Member]
Bank Borrowings [Abstract]
Number of facilities | Facility	10
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 473,000	$ 473,000
Outstanding amount	87,098
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	374,000	374,000
Outstanding amount	0
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	216,000	216,000		$ 216,000
Outstanding amount	$ 131,250
Maturity date	2026
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 84,000	106,000
Outstanding amount	$ 79,683
Maturity date	2029
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings		84,000
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 84,000	39,000
Outstanding amount	49,855
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	39,000	40,000
Outstanding amount	15,464
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	40,000	$ 303,000
Outstanding amount	$ 35,881
Maturity date	2029
Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 303,000
Outstanding amount	$ 80,000
Borrowing Base Facilities [Member]
Bank Borrowings [Abstract]
Number of facilities | Facility	2	2
Borrowing Base Facilities [Member] | Top of Range [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 75,000
Borrowing Base Facilities [Member]
Bank Borrowings [Abstract]
Refinanced borrowings			$ 106,000
Borrowing Base Facilities [Member]
Bank Borrowings [Abstract]
Refinanced borrowings			$ 84,000
Maximum Borrowing Base Facilities [Member]
Bank Borrowings [Abstract]
Bank borrowings	175,000
Outstanding amount	$ 40,500
Maturity date	2025
Maximum Borrowing Base Facilities [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 175,000
Outstanding amount	$ 58,500
Maturity date	2025
Term Loan [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 413,000
Maturity date	2026
Term Loan [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 68,000
Maturity date	2026
Term Loan [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 30,000
Maturity date	2025
Senior Secured Term Loan Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings						$ 40,000
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Cancelled borrowings				$ 70,000
Revolving Credit Facility [Member] | Bottom of Range [Member]
Bank Borrowings [Abstract]
Credit facilities margin	35.00%
Revolving Credit Facility [Member] | Top of Range [Member]
Bank Borrowings [Abstract]
Credit facilities margin	40.00%
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 60,000
Maturity date	2026
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 100,000
Maturity date	2028
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 16,000
Maturity date	2026
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 9,000
Maturity date	2025
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Bank borrowings	$ 303,000				$ 303,000
Outstanding amount	$ 0
Maturity date	2029